Deferred income tax - Additional information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 35,700,000	$ 35,700,000
Current income taxes	17,059,000	28,046,000
Assets for current income taxes	15,150,000	28,046,000
Non-current portion income tax	1,909,000
Liability for income taxes	$ 6,274,000	$ 2,366,000